Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at beginning of year	¥ 130,843	¥ 119,021
Goodwill acquired during the year	4,083	961
Translation adjustments and other	26,714	10,861
Balance at end of year	161,640	130,843
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	111,348	102,060
Goodwill acquired during the year	4,083
Translation adjustments and other	23,981	9,288
Balance at end of year	139,412	111,348
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year	12,674	12,088
Translation adjustments and other	1,203	586
Balance at end of year	13,877	12,674
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	6,821	4,873
Goodwill acquired during the year		961
Translation adjustments and other	1,530	987
Balance at end of year	¥ 8,351	¥ 6,821